Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of financial assets [line items]
Balance at beginning of period	$ 11	$ 25
Provision for credit losses
Transfers in (out) to Stage 1	0	0
Transfers in (out) to Stage 2	0	0
Purchases and originations	2	34
Derecognitions and maturities	(8)	(17)
Remeasurements	4	2
Exchange rate and other		(2)
Balance at end of period	9	42
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	3
Provision for credit losses
Transfers in (out) to Stage 1	0	0
Transfers in (out) to Stage 2	0	0
Purchases and originations	2	34
Derecognitions and maturities	(1)
Remeasurements	1
Balance at end of period	6	37
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period	7	22
Provision for credit losses
Transfers in (out) to Stage 1	0	0
Transfers in (out) to Stage 2	0	0
Derecognitions and maturities	(7)	(17)
Remeasurements		2
Exchange rate and other		(2)
Balance at end of period		5
Impaired Stage three [member]
Provision for credit losses
Transfers in (out) to Stage 1	0	0
Transfers in (out) to Stage 2	0	$ 0
Remeasurements	3
Balance at end of period	$ 3